Provisions - Other Foreign Subsidiaries - Funding Status (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans		€ (1,677)	€ 618	[1]	€ (157)
Other Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		10,717	9,116		9,534	€ 9,876	€ 8,337
Charge to the participants		176	167		193	153	133
Fair value of plan assets		8,826	7,743		7,927	8,445	7,008
Provisions - Provisions for pensions		1,715	1,206		1,414	1,278	1,196
Internal provisions for pensions		2,129	1,541		1,787	1,613	1,478
Net assets for pensions		(116)	(77)		(98)	(52)	(28)
Unrecognized net assets for pensions		(298)	(258)		(275)	€ (283)	€ (254)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost		32	34		35
Interest cost, net		101	101		104
Actuarial (gains)/losses recognized in the year		12	5		1
Past service cost		6	3		3
Pre-retirement cost		0	(6)		0
Other		(1)	(203)		(19)
Total defined benefit expenses (income) recognised in the consolidated income statements		150	(66)		124
Actuarial gains and losses on defined benefit pension plans		641	€ 64		€ 207
BRAZIL
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		7,774
Charge to the participants		176
Fair value of plan assets		6,875
Provisions - Provisions for pensions		723
Internal provisions for pensions		1,098
Net assets for pensions		(77)
Unrecognized net assets for pensions		€ (298)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Reduction in commitments	€ 186

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).